Investments	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Investments
4. Investments
The Company's investment portfolio consists of fixed maturities and commercial mortgage loans, as well as a smaller allocation of investments in limited partnerships, derivatives, marketable equity securities, and other investments. Historically, equity investments included exchange traded funds and common stock in support of structured settlement annuities. The majority of the Company's equity investments were sold in connection with the Reinsurance Transaction. As of December 31, 2018, and 2017, the Company had no investments in related parties.
Closed Block Invested Assets
As of December 31, 2018, invested assets supporting the Closed Block had a carrying value of $5.9 billion. This included commercial mortgage loans with a carrying value of $1.2 billion, fixed maturity securities with a fair value of $4.8 billion, and a book value of $4.7 billion, and restricted cash of $50.5, included in receivables and other assets in the consolidated balance sheets. Invested assets supporting the Closed Block are legally owned by the Company and included in the consolidated balance sheets.
Subsequent to July 1, 2018, the effective date of the Reinsurance Transaction, the Company designated new purchases of fixed maturities supporting the Closed Block as trading securities, which are carried at fair value on the Company's consolidated balance sheets. Trading securities had a fair value of $1.1 billion as of December 31, 2018. The trading securities primarily consist of corporate securities, with a total fair value of $918.9. Changes in the fair value of trading securities are recorded as realized gains (losses), and interest income earned on trading securities is reported in net investment income on the Company's consolidated statements of income (loss).
Available-for-Sale Securities
The Company classifies the majority of its investments in fixed maturities as available-for-sale and carries them at fair value. Fixed maturities primarily include bonds, mortgage-backed securities, collateralized loan obligations and redeemable preferred stock. See Note 7 for information on the valuation of these securities and additional disclosures regarding fair value measurements.
The Company reports net unrealized gains (losses) related to its available-for-sale securities in AOCI in stockholder’s equity, net of related DAC and VOBA adjustments and deferred income taxes. The cost of securities sold is determined using the specific-identification method.
The Company reports interest and dividends earned, including prepayment fees or interest-related make whole payments, in net investment income. Prepayments of fixed maturities and commercial mortgage loans result in accelerated amortization or accretion of the premium or discount associated with the investment, which is recorded in realized gains (losses).
Interest income for fixed maturities is recognized using the effective yield method. For mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. Quarterly, the Company compares actual prepayments to anticipated prepayments and recalculates the effective yield to reflect actual payments plus anticipated future payments. The Company includes any resulting adjustment in net investment income in the current period.
When the collectibility of interest income for fixed maturities is considered doubtful, any accrued but uncollectible interest is deducted from investment income in the current period. The Company then places the securities on nonaccrual status, and they are not restored to accrual status until all delinquent interest and principal are paid.
The following tables summarize the Company's available-for-sale (AFS) securities:

	As of December 31, 2018
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. government and agencies	$435.9	$3.0	$(6.1)	$432.8
State and political subdivisions	737.0	2.4	(10.5)	728.9
Corporate securities	24,074.0	204.5	(587.1)	23,691.4
Residential mortgage-backed securities	2,435.6	6.5	(60.9)	2,381.2
Commercial mortgage-backed securities	867.2	4.0	(12.8)	858.4
Collateralized loan obligations	933.6	0.2	(21.2)	912.6
Other debt obligations	1,171.4	14.3	(11.7)	1,174.0
Total	$30,654.7	$234.9	$(710.3)	$30,179.3

	As of December 31, 2017
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities:
U.S. government and agencies	$426.9	$0.2	$(4.9)	$422.2
State and political subdivisions	794.3	5.0	(6.9)	792.4
Corporate securities	23,223.8	768.9	(60.5)	23,932.2
Residential mortgage-backed securities	2,516.0	6.6	(49.8)	2,472.8
Commercial mortgage-backed securities	795.0	3.8	(3.1)	795.7
Collateralized loan obligations	1,128.1	18.5	—	1,146.6
Other debt obligations	715.1	9.8	(5.5)	719.4
Total fixed maturities	29,599.2	812.8	(130.7)	30,281.3
Marketable equity securities	611.4	150.7	(6.4)	755.7
Total	$30,210.6	$963.5	$(137.1)	$31,037.0

The Company maintains a diversified portfolio of corporate fixed maturity securities across industries. The following table presents the composition of the Company's corporate securities portfolio by sector:

	As of December 31, 2018		As of December 31, 2017
	Fair Value	% of Total	Fair Value	% of Total
Consumer staples	$5,707.7	24.1	$5,779.5	24.1
Industrial	4,281.2	18.1	4,737.1	19.8
Energy	2,892.4	12.2	2,457.7	10.3
Financials	2,660.8	11.2	2,535.0	10.6
Utilities	2,652.0	11.2	2,739.2	11.4
Telecommunication services	2,230.0	9.4	2,248.6	9.4
Consumer discretionary	2,110.9	8.9	2,010.8	8.4
Other	1,156.4	4.9	1,424.3	6.0
Total	$23,691.4	100.0%	$23,932.2	100.0%

The following tables summarize gross unrealized losses and fair values of the Company's available-for-sale investments. The tables are aggregated by investment category and present separately those securities that have been in a continuous unrealized loss position for less than twelve months and for twelve months or more.

	As of December 31, 2018
	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
U.S. government and agencies	$11.2	$(0.3)	3	$199.9	$(5.8)	31
State and political subdivisions	55.3	(0.7)	10	512.2	(9.8)	80
Corporate securities	10,978.2	(318.5)	971	6,704.3	(268.6)	440
Residential mortgage-backed securities	258.0	(3.4)	67	1,864.1	(57.5)	469
Commercial mortgage-backed securities	110.1	(3.6)	16	461.2	(9.2)	45
Collateralized loan obligations	811.2	(19.8)	45	41.1	(1.4)	3
Other debt obligations	188.9	(2.8)	15	324.6	(8.9)	39
Total	$12,412.9	$(349.1)	1,127	$10,107.4	$(361.2)	1,107

	As of December 31, 2017
	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
Fixed maturities:
U.S. government and agencies	$111.2	$(0.3)	4	$206.2	$(4.6)	30
State and political subdivisions	311.8	(2.8)	48	169.7	(4.1)	36
Corporate securities	4,963.8	(34.3)	396	1,257.7	(26.2)	82
Residential mortgage-backed securities	693.4	(7.7)	176	1,509.9	(42.1)	351
Commercial mortgage-backed securities	296.5	(1.4)	24	60.5	(1.7)	19
Collateralized loan obligations	10.0	—	1	—	—	—
Other debt obligations	218.0	(2.5)	32	109.3	(3.0)	13
Total fixed maturities	6,604.7	(49.0)	681	3,313.3	(81.7)	531
Marketable equity securities	34.8	(3.3)	153	40.7	(3.1)	9
Total	$6,639.5	$(52.3)	834	$3,354.0	$(84.8)	540

Based on National Association of Insurance Commissioners (NAIC) ratings as of December 31, 2018 and 2017, the Company held below-investment-grade fixed maturities with fair values of $868.0 and $1,111.4, respectively, and amortized costs of $888.0 and $1,029.6, respectively. These holdings amounted to 2.9% and 3.7% of the Company's available-for-sale fixed maturities as of December 31, 2018 and 2017, respectively.
The following table summarizes the amortized costs and fair values of available-for-sale fixed maturities as of December 31, 2018, by contractual years to maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Amortized Cost	Fair Value
One year or less	$1,372.5	$1,365.6
Over one year through five years	8,659.2	8,563.0
Over five years through ten years	10,408.1	10,199.1
Over ten years	4,893.0	4,811.9
Total fixed maturities with contractual maturity dates	25,332.8	24,939.6
Residential mortgage-backed securities	2,435.6	2,381.2
Commercial mortgage-backed securities	867.2	858.4
Collateralized loan obligations	933.6	912.6
Other asset-backed securities	1,085.5	1,087.5
Total fixed maturities	$30,654.7	$30,179.3

The following table summarizes the Company's net investment income:

	Successor Company			Predecessor Company
	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016
Fixed maturities – AFS	$1,104.3	$1,055.8	$915.3	$95.5
Fixed maturities – Trading	11.2	—	—	—
Marketable equity securities	12.9	17.9	19.4	0.3
Mortgage loans	277.8	239.9	195.1	21.3
Other	15.8	9.9	7.1	(4.1)
Total investment income	1,422.0	1,323.5	1,136.9	113.0
Investment expenses	(45.5)	(39.4)	(35.6)	(3.3)
Ceded net investment income (1)	(170.7)	—	—	—
Net investment income	$1,205.8	$1,284.1	$1,101.3	$109.7
____________________

(1)	Ceded net investment income represents statutory-basis investment income in the Closed Block.
The following table summarizes the Company's net realized gains (losses):

	Successor Company			Predecessor Company
	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016
Fixed maturities – AFS:
Gross gains on sales	$39.9	$23.1	$20.7	$2.4
Gross losses on sales	(49.9)	(10.4)	(24.3)	(1.2)
Net impairment losses	(7.8)	(6.4)	(10.7)	(3.8)
Marketable equity securities (1)	10.1	30.9	23.3	(22.5)
Total return swaps	(47.7)	(4.3)	(22.8)	—
Fixed maturities – Trading (2)	(41.0)	—	—	—
Investments in limited partnerships	(42.7)	(54.9)	(47.1)	(0.6)
Net gains (losses) – FIA (3)	(6.9)	23.9	(14.3)	(4.4)
Annual unlocking impact	(39.2)	20.1	9.8	—
DAC and VOBA adjustment	(3.0)	(8.0)	9.3	(0.4)
Embedded derivative – Closed Block	67.0	—	—	—
Ceded realized (gains) losses (4)	(132.7)	—	—	—
Other (5)	3.7	(12.1)	(54.2)	3.6
Net realized gains (losses)	$(250.2)	$1.9	$(110.3)	$(26.9)
____________________

(1)
Includes net losses on changes in the fair value of equity securities held totaling $(17.5) for the year ended December 31, 2018. The majority of the Company's equity investments were sold during 2018 in connection with the Reinsurance Transaction.

(2)	Includes net losses on changes in the fair value of fixed maturities – trading securities held totaling $(21.4) for year ended December 31, 2018.

(3)	Includes changes in fair value of the FIA embedded derivative (VED) and related options, excluding options related to the Company's block of FIA business sold during the late 1990s.

(4)	Includes ceded realized statutory (gains) losses on sales of assets supporting the Closed Block.

(5)
Includes net gains (losses) related to calls and redemptions, certain derivatives not designated for hedge accounting, commercial mortgage loans, and other instruments. For more information on net gain (losses) on derivatives not designated as hedges, refer to Note 6.

Other-Than-Temporary Impairments (OTTI)
The Company's review of available-for-sale fixed maturities for OTTI includes both quantitative and qualitative criteria. Quantitative criteria include the length of time and amount that each security is in an unrealized loss position (i.e., is underwater) and whether expected future cash flows indicate that a credit loss exists.
While all securities are monitored for impairment, the Company's experience indicates that, under normal market conditions, securities for which the cost or amortized cost exceeds fair value by less than 20% do not typically represent a significant risk of impairment and, often, fair values recover over time as the factors that caused the declines improve. If the estimated fair value has declined and remained below cost or amortized cost by 20% or more for at least six months, the Company further analyzes the decrease in fair value to determine whether it is an other-than-temporary decline. To make this determination for each security, the Company considers, among other factors:

•	Extent and duration of the decline in fair value below amortized cost;

•
Financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations, earnings potential or compliance with terms and covenants of the security;

•	Changes in the financial condition of the security's underlying collateral;

•	Any downgrades of the security by a rating agency;

•	Nonpayment of scheduled interest; and

•	Other indications that a credit loss has occurred.
Fixed Maturities – AFS
For fixed maturities, the Company concludes that an OTTI has occurred if a security is underwater and there is an intent to sell the security, or it is more likely than not that the Company will be required to sell the security prior to recovery of its amortized cost, considering any regulatory developments, prepayment or call notifications and the Company's liquidity needs. If there is an intent or requirement to sell the security, the entire unrealized loss is recognized as an OTTI in net realized gains (losses).
An OTTI has also occurred if the present value of expected cash flows is less than the amortized cost of the security (i.e., a credit loss exists). In such cases, the Company isolates the portion of the total unrealized loss related to the credit loss, which is recognized in realized gains (losses) on the consolidated statements of income (loss), and the remainder is recorded as a non-credit OTTI through other comprehensive income.
To determine the amount of a credit loss, the Company calculates the recovery value by discounting its estimate of future cash flows from the security. The discount rate is the original effective yield for corporate securities, which reflects book value adjustments made at PGAAP, or current effective yield for mortgage-backed and other structured securities. The amount of the credit loss equals the difference between the carrying value and recovery value of the security.
Determination of Credit-Related OTTI on Corporate Securities
To determine the recovery value for a corporate security, the Company performs an analysis including, but not limited to, the following:

•	Expected cash flows of the issuer;

•	Fundamentals of the industry in which the issuer operates;

•	Fundamentals of the issuer to determine what the Company would recover if the issuer were to file for bankruptcy or restructure its debt outside of bankruptcy;

•	Expectations regarding defaults and recovery rates;

•	Changes to the rating of the security by a rating agency;

•	Third-party guarantees; and

•	Additional available market information.
Determination of Credit-Related OTTI on Structured Securities
To determine the recovery value for a structured security, including residential mortgage-, commercial mortgage- and other asset-backed securities, the Company performs an analysis including, but not limited to, the following:

•	Expected cash flows from the security;

•	Creditworthiness;

•	Delinquency, debt-service coverage, and loan-to-value ratios on the underlying collateral;

•	Underlying collateral values, vintage year and level of subordination;

•	Geographic concentrations; and

•	Susceptibility to prepayment due to changes in the interest rate environment.
The largest write-downs recorded through net realized gains (losses) on fixed maturities were related to investments in the following sectors:

	Successor Company								Predecessor Company
	For the Year Ended December 31, 2018		For the Year Ended December 31, 2017			February 1 to December 31, 2016			January 1 to January 31, 2016
	Amount	% of Total	Amount		% of Total	Amount		% of Total	Amount		% of Total
U.S. Federal Government (1)	$2.9	37.2	$3.1		48.4	$3.7		34.6	$—		—
Consumer Discretionary	1.3	16.7	—		—	—		—	—		—
Energy	1.1	14.1	—		—	0.4		3.7	3.8		100.0
Financials	0.8	10.2	0.1		1.6	4.2		39.3	—		—
Telecommunication services	0.7	9.0	2.6		40.6	—		—	—		—
Other	1.0	12.8	0.6	—	9.4	2.4	—	22.4	—	—	—
Net impairment losses recognized in earnings	$7.8	100.0%	$6.4		100.0%	$10.7		100.0%	$3.8		100.0%
____________________

(1)	Impairments on U.S. Federal Government securities are due to the Company's intent to sell and reflect the impact of interest rate movements.
The following table presents the severity and duration of the gross unrealized losses on the Company's underwater available-for-sale fixed maturities, after the recognition of OTTI:

	As of December 31, 2018			As of December 31, 2017
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
Fixed maturities – AFS:
Underwater by 20% or more:
Less than 6 consecutive months	$81.9	$(23.7)	26	$5.2	$(1.7)	6
6 consecutive months or more	1.3	(1.8)	6	0.9	(0.8)	3
Total underwater by 20% or more	83.2	(25.5)	32	6.1	(2.5)	9
All other underwater fixed maturities	22,437.1	(684.8)	2,243	9,911.9	(128.2)	1,203
Total underwater fixed maturities	$22,520.3	$(710.3)	2,275	$9,918.0	$(130.7)	1,212

Changes in the amount of credit-related OTTI recognized in net income when the portion related to other factors was recognized in other comprehensive income (loss) (OCI) were as follows:

	Successor Company			Predecessor Company
	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016
Balance, beginning of period	$3.8	$4.4	$—	$27.7
Increases recognized in the current period:
For which an OTTI was not previously recognized	1.5	0.2	4.1	—
For which an OTTI was previously recognized	—	—	0.9	—
Decreases attributable to:
Securities sold or paid down during the period	(0.9)	(0.8)	(0.6)	(0.4)
Balance, end of period	$4.4	$3.8	$4.4	$27.3

The Company reviewed its available-for-sale securities with unrealized losses as of December 31, 2018 in accordance with its impairment policy and determined, after the recognition of OTTI, that the declines in fair value were temporary. The Company did not intend to sell its underwater securities, and it was not more likely than not that the Company will be required to sell the securities before recovery of cost or amortized cost, which may be maturity. This conclusion is supported by the Company's spread analyses, cash flow modeling and expected continuation of contractually required principal and interest payments.
Investments in Limited Partnerships – Low-Income Housing Project Investments
The Company invests in limited partnerships that are established to fund low-income housing and other qualifying purposes, where the primary return on investment is in the form of income tax credits. These are collectively referred to as "tax credit investments." The majority of the Company's tax credit investments relate to low-income housing project investments. As of December 31, 2018 and 2017, the Company's tax credit investments had carrying values of $130.1 and $173.0, respectively, of which $122.3 and $165.8, respectively, related to low-income housing project investments.
The Company’s tax credit investments are accounted for under the equity method, which recognizes the Company's share of partnership income or loss (pass through activity) in earnings. Typically, low-income housing project investments are written down over time as partnership losses are allocated to the Company or when the carrying value of the investment exceeds the total amount of remaining benefits. Activity related to these investments is recorded in other net realized gains (losses). The associated tax credits are reported in the provision for income taxes.
For certain partnerships, the Company contributes its investment commitment over time, and the present value of any unfunded commitments is included in the asset balance and recorded in other liabilities.
The following table sets forth the impact of low-income housing project investments on net income. These amounts do not include the impacts of the Company's holdings in other types of tax credit investments.

	Successor Company			Predecessor Company
	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016
Pass through activity	$(22.6)	$(27.4)	$(24.0)	$(2.1)
Write downs	(22.3)	(25.6)	(1.0)	(0.5)
Tax benefits	9.4	18.6	8.8	0.9
Tax credits, net	40.0	34.7	35.5	3.1
Impact to net income	$4.5	$0.3	$19.3	$1.4

The 2017 Tax Act caused a decrease in the Company's expected tax benefits from future pass through activity due to the reduction in the corporate tax rate to 21% from 35%, resulting in impairments of $18.4 during the year ended December 31, 2017.